PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of components of property and equipment
The components of property and equipment at December 31 were as follows:

	2018
	Cost	Accumulated amortization	Net book value
Furniture and fixtures	$3,089	$1,634	$1,455
Research and development equipment	38,761	28,361	10,400
Production equipment and tooling	43,860	26,427	17,433
Computer equipment	9,099	7,464	1,635
Software	8,180	6,287	1,893
Leasehold improvements	6,754	4,489	2,265
Leased vehicles	983	688	295
Office equipment	1,533	1,162	371
Monitoring equipment	1,821	905	916
Network equipment	6,262	3,083	3,179
	$120,342	$80,500	$39,842

	2017
	Cost	Accumulated amortization	Net book value
Furniture and fixtures	$2,495	$1,477	$1,018
Research and development equipment	35,589	25,831	9,758
Production equipment and tooling	39,426	23,229	16,197
Computer equipment	9,611	7,279	2,332
Software	6,859	4,346	2,513
Leasehold improvements	6,399	3,950	2,449
Leased vehicles	1,122	752	370
Office equipment	1,460	971	489
Monitoring equipment	3,881	106	3,775
Network equipment	5,503	1,427	4,076
	$112,345	$69,368	$42,977